Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details
Deferred tax liability
Deferred tax asset
Accrued salary	107,368	20,910
Net operation loss carry forward	405,002	296,707
Valuation allowance	(512,370)	(317,617)
Net deferred tax asset
Net deferred tax liability
Deferred Tax Assets Liabilities Net